UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® California Municipal

Money Market Fund

May 31, 2009

1.802199.105

CFS-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.4%
	Principal Amount (000s)	Value (000s)
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 2.75%, LOC Landesbank Baden-Wuert, VRDN (b)	$ 5,100	$ 5,100
California - 90.0%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. (Vintage Chateau Proj.) Series A, 0.31%, LOC Union Bank of California, VRDN (b)(e)	11,500	11,500
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Eskaton Properties, Inc. Proj.) Series 2008 B, 0.29%, LOC Bank of America NA, VRDN (b)	15,900	15,900
(On Lok Sr. Health Svcs. Proj.) Series 2008, 0.2%, LOC Wells Fargo Bank NA, VRDN (b)	5,110	5,110
(Point Loma Nazarene Univ. Proj.) Series 2008, 0.1%, LOC Wells Fargo Bank NA, VRDN (b)	6,000	6,000
(Schools of the Sacred Heart - San Francisco Proj.) Series 2008 B, 0.15%, LOC Bank of America NA, VRDN (b)	80	80
(Sharp Healthcare Proj.) Series 2009 A, 0.2%, LOC Bank of America NA, VRDN (b)	25,400	25,400
Acalanes Union High School District BAN Series 2009 A, 3.25% 4/1/10	4,500	4,589
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.33%, LOC Freddie Mac, VRDN (b)(e)	14,580	14,580
Anaheim Pub. Fing. Auth. Rev. Participating VRDN:
Series BA 08 3035X, 0.59% (Liquidity Facility Bank of America NA) (b)(g)	6,385	6,385
Series ROC II R 11407, 0.39% (Liquidity Facility Citibank NA) (b)(g)	15,000	15,000
Series ROC II R 781PB, 0.49% (Liquidity Facility Deutsche Postbank AG) (b)(g)	19,005	19,005
Bay Area Toll Auth. California Toll Bridge Rev. Participating VRDN Series BA 08 1058, 0.29% (Liquidity Facility Bank of America NA) (b)(g)	2,250	2,250
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 07 0053, 0.34% (Liquidity Facility Citibank NA) (b)(g)	10,395	10,395
Series Putters 3211, 0.27% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	12,980	12,980
Berkeley Unified School District Gen. Oblig. TRAN 3% 11/24/09	10,100	10,189
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 0.33%, LOC Fannie Mae, VRDN (b)(e)	14,288	14,288
California Cmntys. Note Prog. TRAN:
Series 2008 A3, 3% 6/30/09	14,100	14,115
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Cmntys. Note Prog. TRAN: - continued
Series 2008 A4, 3% 6/30/09	$ 12,100	$ 12,113
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series 1, 0.4% 7/24/09, CP	1,704	1,704
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Bonds Series 2002 A, 5.25% 5/1/10	11,355	11,847
Series 2002 B1, 0.2%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (b)	11,000	11,000
Series 2002 B6, 0.09%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	4,250	4,250
Series 2002 C10, 0.2%, LOC Landesbank Hessen-Thuringen, VRDN (b)	26,375	26,375
Series 2002 C15, 0.07%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	5,280	5,280
Series 2002 C4, 0.15%, LOC JPMorgan Chase Bank, LOC California Teachers Retirement Sys., VRDN (b)	48,800	48,800
Series 2002 C8, 1.75%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	72,775	72,775
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN Series BBT 08 28, 0.21% (Liquidity Facility Branch Banking & Trust Co.) (b)(g)	7,270	7,270
California Econ. Recovery:
Bonds:
Series 2004 A:
5% 7/1/09	17,200	17,250
5.25% 1/1/10	7,195	7,364
Series 2008 A, 5% 7/1/09	6,500	6,518
Series 2004 C11, 0.08%, LOC BNP Paribas SA, VRDN (b)	18,185	18,185
California Edl. Facilities Auth. Rev. Participating VRDN Series EGL 07 0066, 0.34% (Liquidity Facility Citibank NA) (b)(g)	20,750	20,750
California Fin. Auth. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2007, 0.14%, VRDN (b)(e)	19,300	19,300
California Gen. Oblig.:
Bonds 5.5% 9/1/29 (Pre-Refunded to 9/1/09 @ 101) (f)	10,000	10,189
Participating VRDN Series ROC II R 11402, 0.49% (Liquidity Facility Citibank NA) (b)(g)	9,200	9,200
Series 2003 A3, 0.2%, LOC WestLB AG, LOC JPMorgan Chase Bank, VRDN (b)	24,000	24,000
Series 2003 B2, 0.13%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (b)	37,900	37,900
Series 2003 C2, 0.27%, LOC Landesbank Hessen-Thuringen, LOC Bank of America NA, VRDN (b)	10,000	10,000
Series 2005 A2, 0.12%, LOC Calyon SA, VRDN (b)	33,450	33,450
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2005 B7, 0.16%, LOC Landesbank Hessen-Thuringen, VRDN (b)	$ 16,200	$ 16,200
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 B, 0.15%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,400	2,400
(Catholic Healthcare West Proj.):
Series 2008 A, 0.2%, LOC Bank of America NA, VRDN (b)	50,850	50,850
Series 2008 F, 0.1%, LOC Bank of America NA, VRDN (b)	8,600	8,600
(Scripps Health Proj.):
Series 2008 C, 0.07%, LOC Union Bank of California, VRDN (b)	2,535	2,535
Series 2008 E, 0.2%, LOC Bank of America NA, VRDN (b)	4,900	4,900
Series 2008 F, 0.07%, LOC Northern Trust Co., Chicago, VRDN (b)	7,300	7,300
California Infrastructure & Econ. Dev. Bank Rev.:
Bonds:
(J. Paul Getty Trust Co. Proj.) Series 2003 B:
0.5% tender 6/4/09, CP mode	4,000	4,000
0.6% tender 9/3/09, CP mode	3,000	3,000
(The J. Paul Getty Trust Proj.) Series 2007 A2, 0.5%, tender 4/1/10 (b)	9,000	9,000
(Betts Spring Co. Proj.) Series 2008, 0.4%, LOC Bank of America NA, VRDN (b)(e)	10,000	10,000
(California Academy of Sciences Proj.):
Series 2008 A, 0.15%, LOC U.S. Bank NA, Minnesota, VRDN (b)	31,750	31,750
Series 2008 C, 0.15%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	24,165	24,165
(Orange County Performing Arts Ctr. Proj.) Series 2008 B, 0.1%, LOC Wells Fargo Bank NA, VRDN (b)	20,000	20,000
(The American Nat'l. Red Cross Proj.) Series 2008, 0.15%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,985	4,985
California Muni. Fin. Auth. Solid Waste Rev. (Allied Waste North America, Inc. Proj.) Series 2008 B, 0.4%, LOC Bank of America NA, VRDN (b)(e)	51,750	51,750
California Poll. Cont. Fing. Auth. Bonds Series 2008 A, 1%, tender 6/1/09 (b)(h)	13,750	13,750
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 0.24%, LOC JPMorgan Chase Bank, VRDN (b)(e)	135,990	135,990
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Envir. Impt. Rev.:
(Air Products & Chemicals Proj.) Series 1997 B, 0.57%, VRDN (b)(e)	$ 32,000	$ 32,000
(Atlantic Richfield Co. Proj.) Series 1997 A, 0.25% (BP PLC Guaranteed), VRDN (b)(e)	6,625	6,625
(Browning Ferris Ind. Proj.) Series 1997 B, 0.35%, LOC Deutsche Bank AG, VRDN (b)(e)	10,000	10,000
California Poll. Cont. Fing. Auth. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001, 0.14% (Exxon Mobil Corp. Guaranteed), VRDN (b)(e)	1,000	1,000
California Poll. Cont. Fing. Auth. Resource Recovery Rev.:
(Atlantic Richfield Co. Proj.) Series 1994 A, 0.22%, VRDN (b)(e)	43,500	43,500
(Burney Forest Prod. Proj.) 0.18%, LOC Union Bank of California, VRDN (b)(e)	13,900	13,900
California Pub. Works Board Lease Rev. Participating VRDN Series BA 08 1065, 0.29% (Liquidity Facility Bank of America NA) (b)(g)	8,100	8,100
California State Univ. Rev. Series 2001 A, 0.4% 7/9/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,459	2,459
California Statewide Cmntys. Dev. Auth. Indl. Dev. Rev. (Arthurmade Plastics, Inc. Proj.) Series 2000 A, 0.4%, LOC Bank of America NA, VRDN (b)(e)	2,600	2,600
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Aegis of Aptos Proj.) Series 1998-Y 0.33%, LOC Fannie Mae, VRDN (b)(e)	7,350	7,350
(Bristol Apts. Proj.) Series Z, 0.33%, LOC Freddie Mac, VRDN (b)(e)	9,500	9,500
(Canyon Creek Apts. Proj.) Series 1995 C, 0.33%, LOC Fannie Mae, VRDN (b)(e)	17,300	17,300
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.43%, LOC Fannie Mae, VRDN (b)(e)	5,165	5,165
(Crocker Oaks Apts. Proj.) Series 2001 H, 0.33%, LOC Fannie Mae, VRDN (b)(e)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 0.33%, LOC Fannie Mae, VRDN (b)(e)	20,000	20,000
(Grove Apts. Proj.) Series X, 0.33%, LOC Fannie Mae, VRDN (b)(e)	6,150	6,150
(Heritage Park Apts. Proj.) Series 2008 C, 0.33%, LOC Freddie Mac, VRDN (b)(e)	11,000	11,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Irvine Apt. Cmntys. LP Proj.):
Series 2001 W1, 0.35%, LOC Wells Fargo Bank NA, VRDN (b)(e)	$ 17,900	$ 17,900
Series 2001 W2, 0.35%, LOC Wells Fargo Bank NA, VRDN (b)(e)	31,438	31,438
Series 2001 W3, 0.35%, LOC Wells Fargo Bank NA, VRDN (b)(e)	18,000	18,000
(Marlin Cove Apts. Proj.) Series V, 0.33%, LOC Fannie Mae, VRDN (b)(e)	34,000	34,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 0.33%, LOC Fannie Mae, VRDN (b)(e)	41,800	41,800
(Northwood Apts. Proj.) Series N, 0.33%, LOC Freddie Mac, VRDN (b)(e)	5,000	5,000
(Parkside Terrace Apts. Proj.) Series 2008 E, 0.35%, LOC Freddie Mac, VRDN (b)(e)	10,000	10,000
(River Run Sr. Apts. Proj.) Series LL, 0.33%, LOC Fannie Mae, VRDN (b)(e)	13,505	13,505
(Salvation Army S.F. Proj.) 0.4%, LOC Fannie Mae, VRDN (b)(e)	17,445	17,445
(Sunrise Fresno Proj.) Series B, 0.33%, LOC Fannie Mae, VRDN (b)(e)	5,500	5,500
(Terraces at Park Marino Proj.) Series I, 0.34%, LOC California Teachers Retirement Sys., VRDN (b)(e)	6,725	6,725
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 0.37%, LOC Fannie Mae, VRDN (b)(e)	14,130	14,130
(Vineyard Creek Apts. Proj.) Series O, 0.33%, LOC Fannie Mae, VRDN (b)(e)	12,452	12,452
(Vista Del Monte Proj.) Series QQ, 0.33%, LOC Fannie Mae, VRDN (b)(e)	13,850	13,850
(Vizcaya Apts. Proj.) Series B, 0.33%, LOC Freddie Mac, VRDN (b)(e)	22,200	22,200
(Wilshire Court Proj.) Series M, 0.33%, LOC Fannie Mae, VRDN (b)(e)	32,500	32,495
California Statewide Cmntys. Dev. Auth. Rev.:
(Childrens Hosp. Los Angeles Proj.):
Series 2008 A, 0.15%, LOC Bank of America NA, VRDN (b)	16,700	16,700
Series 2008 B, 0.15%, LOC Bank of America NA, VRDN (b)	33,000	33,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Cottage Health Sys. Obligated Group Proj.):
Series 2008 D, 0.13%, LOC Wells Fargo Bank NA, VRDN (b)	$ 28,000	$ 28,000
Series 2008 E, 0.13%, LOC Wells Fargo Bank NA, VRDN (b)	21,990	21,990
(John Muir Med. Ctr. Proj.) Series 2008 C, 0.15%, LOC Wells Fargo Bank NA, VRDN (b)	4,590	4,590
(JTF Enterprises LLC Proj.) Series 1996 A, 0.7%, LOC Bank of America NA, VRDN (b)(e)	3,000	3,000
(Kaiser Permanente Health Sys. Proj.):
Series 2004 L, 0.1%, VRDN (b)	7,000	7,000
Series 2004 M, 0.1%, VRDN (b)	7,700	7,700
Series 2008 A, 0.1%, VRDN (b)	56,300	56,300
(Los Angeles County Museum of Art Proj.):
Series 2008 A, 0.07%, LOC Wells Fargo Bank NA, VRDN (b)	31,000	31,000
Series 2008 C, 0.1%, LOC Wells Fargo Bank NA, VRDN (b)	30,100	30,100
Series 2008 D, 0.15%, LOC Wells Fargo Bank NA, VRDN (b)	33,700	33,700
(Motion Picture & Television Fund Proj.) Series 2001 A, 0.18%, LOC BNP Paribas SA, VRDN (b)	2,200	2,200
(Oakmont Stockton Proj.) Series 1997 C, 0.29%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(e)	5,960	5,960
California Statewide Cmntys. Dev. Corp. Rev.:
(Merrill Packaging Proj.) 0.7%, LOC Wells Fargo Bank NA, VRDN (b)(e)	680	680
(Rix Industries Proj.) Series 1996 I, 0.7%, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,040	1,040
(Supreme Truck Bodies of California Proj.) 0.7%, LOC JPMorgan Chase Bank, VRDN (b)(e)	375	375
Calleguas-Las Virgenes Pub. Fing. Auth. Rev. (Calleguas Muni. Wtr. District Proj.) Series 2008 A, 0.1%, LOC Wells Fargo Bank NA, VRDN (b)	6,100	6,100
Camarillo City Multi-Family Hsg. Rev. (Hacienda de Camarillo Proj.) Series 1996, 0.33%, LOC Fannie Mae, VRDN (b)(e)	600	600
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (1994 Rfdg. Proj.) Series 2008 A, 0.07%, LOC Wells Fargo Bank NA, VRDN (b)	6,985	6,985
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.):
Series 2004 F, 0.1%, VRDN (b)(e)	75,000	75,000
Series 2006 A, 0.1%, VRDN (b)	55,900	55,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Chula Vista Multi-Family Hsg. Rev. (Teresina Apts. Proj.) Series 2006 A, 0.28%, LOC Fannie Mae, VRDN (b)(e)	$ 18,970	$ 18,970
Dublin Hsg. Auth. Multi-Family Hsg. Rev. (Park Sierra Iron Horse Trail Proj.) Series 1998-A, 0.33%, LOC Freddie Mac, VRDN (b)(e)	28,700	28,700
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series EBL 07 0072, 0.49% (Liquidity Facility Citibank NA) (b)(g)	6,600	6,600
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN:
Series EGL 7 05 0045, 0.49% (Liquidity Facility Citibank NA) (b)(g)	11,900	11,900
Series ROC II R 10397, 0.49% (Liquidity Facility Citibank NA) (b)(g)	6,500	6,500
Series 2008 B2, 2% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	24,000	24,000
Series 2008 B3, 1.5% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	45,625	45,625
Fremont Gen. Oblig. TRAN 3% 9/29/09	15,300	15,365
Fresno Rev. (Trinity Health Cr. Proj.) Series 2000 C, 0.2% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	76,200	76,200
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Participating VRDN:
Series Putters 2091, 0.49% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	2,630	2,630
Series ROC II R 11442, 0.44% (Liquidity Facility Citibank NA) (b)(g)	14,700	14,700
Irvine Impt. Bond Act of 1915 (Assessment District #89-10 Proj.) 0.22%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)	11,645	11,645
Irvine Ranch Wtr. District Rev. (District #105 Impt. Proj.) Series 2008 B, 2.5%, LOC Landesbank Baden-Wuert, VRDN (b)	27,800	27,800
Kern County Gen. Oblig. TRAN 3% 6/30/09	47,000	47,092
Livermore Gen. Oblig. TRAN 3.5% 11/2/09	10,850	10,908
Livermore Multi-family Mtg. Rev. (Portola Meadows Apts. Proj.) 0.4%, LOC Freddie Mac, VRDN (b)(e)	7,025	7,025
Long Beach Hbr. Rev. Participating VRDN Series SG 147, 0.31% (Liquidity Facility Societe Generale) (b)(e)(g)	9,890	9,890
Los Angeles Cmnty. College District Participating VRDN Series WF 09 8C, 0.34% (Liquidity Facility Wells Fargo & Co.) (b)(g)	19,840	19,840
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Hollywood & Vine Apts. Proj.) Series A, 0.33%, LOC Fannie Mae, VRDN (b)(e)	55,600	55,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.: - continued
(Wilshire Station Apts. Proj.):
Series 2003 A, 0.37%, LOC Bank of America NA, VRDN (b)(e)	$ 22,500	$ 22,500
Series A, 0.37%, LOC Bank of America NA, VRDN (b)(e)	2,500	2,500
Los Angeles County Gen. Oblig.:
TRAN Series A, 3% 6/30/09	52,000	52,040
0.3% 6/3/09, LOC WestLB AG, LOC Bayerische Landesbank Girozentrale, CP	34,000	34,000
0.4% 6/5/09, LOC WestLB AG, LOC Bayerische Landesbank Girozentrale, CP	12,350	12,350
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev. (Park Sierra Apts. Proj.) Series 1986 A, 0.45%, LOC Freddie Mac, VRDN (b)(e)	19,000	19,000
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Participating VRDN Series EGL 03 27, 0.49% (Liquidity Facility Citibank NA) (b)(g)	14,850	14,850
Los Angeles Dept. Arpt. Rev. Series 2003 A, 0.2%, LOC BNP Paribas SA, VRDN (b)(e)	17,700	17,700
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series EGL 06 10 Class A, 0.49% (Liquidity Facility Citibank NA) (b)(g)	15,600	15,600
Series EGL 7 05 3026, 0.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(g)	17,900	17,900
Series Putters 3332, 0.27% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	6,660	6,660
Series ROC II R 500, 0.49% (Liquidity Facility Citibank NA) (b)(g)	20,900	20,900
Series 2001 B2, 0.12% (Liquidity Facility Royal Bank of Canada) (Liquidity Facility California Pub. Employees' Retirement Sys.), VRDN (b)	13,805	13,805
Series 2001 B3, 0.13% (Liquidity Facility Royal Bank of Canada) (Liquidity Facility California Pub. Employees' Retirement Sys.), VRDN (b)	3,000	3,000
Series 2001 B5, 0.1% (Liquidity Facility Royal Bank of Canada) (Liquidity Facility California Pub. Employees' Retirement Sys.), VRDN (b)	36,400	36,400
Series 2001 B7, 0.1% (Liquidity Facility Royal Bank of Canada) (Liquidity Facility California Pub. Employees' Retirement Sys.), VRDN (b)	31,500	31,500
Series 2002 A7, 0.15% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	40,350	40,350
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev.: - continued
Series 2002 A8, 0.08% (Liquidity Facility JPMorgan Chase Bank) (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	$ 18,900	$ 18,900
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series EGL 06 0044, 0.49% (Liquidity Facility Citibank NA) (b)(g)	13,950	13,950
Series EGL 06 0067, 0.49% (Liquidity Facility Citibank NA) (b)(g)	30,865	30,865
Series EGL 06 34 Class A, 0.49% (Liquidity Facility Citibank NA) (b)(g)	21,110	21,110
Los Angeles Gen. Oblig. TRAN 3% 6/30/09	183,700	183,895
Los Angeles Hbr. Dept. Rev. Participating VRDN:
Series DB 634, 0.29% (Liquidity Facility Deutsche Bank AG) (b)(e)(g)	14,780	14,780
Series ROC II R 559, 0.39% (Liquidity Facility Citibank NA) (b)(e)(g)	30,665	30,665
Los Angeles Multi-family Hsg. Rev. (Channel Gateway Apts. Proj.) Series 1989 B, 0.42%, LOC Freddie Mac, VRDN (b)(e)	67,415	67,415
Los Angeles Muni. Impt. Corp. Lease Rev.:
Participating VRDN Series PZ 158, 0.26% (Liquidity Facility Wells Fargo & Co.) (b)(g)	11,320	11,320
Series 2004 A2, 0.4% 6/4/09, LOC Bank of America NA, CP	3,665	3,665
Los Angeles Unified School District:
Participating VRDN:
Series BA 08 1049, 0.59% (Liquidity Facility Bank of America NA) (b)(g)	16,200	16,200
Series EGL 06 88 Class A, 0.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(g)	7,800	7,800
Series EGL 07 0061, 0.49% (Liquidity Facility Citibank NA) (b)(g)	14,500	14,500
TRAN Series A, 3% 7/30/09	50,000	50,118
Los Angeles Wastewtr. Sys. Rev.:
Participating VRDN:
Series EGL 7 05 3003, 0.49% (Liquidity Facility Citibank NA) (b)(g)	44,500	44,500
Series Putters 3371, 0.27% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	7,495	7,495
Series 2008 A, 0.1%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	2,000	2,000
Series 2008 B, 0.1%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)(b)	2,450	2,450
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Rev.: - continued
Series 2008 C, 0.1%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	$ 16,900	$ 16,900
Series 2008 G, 0.17%, LOC Bank of America NA, VRDN (b)	14,000	14,000
Marin Cmnty. College District Gen. Oblig. Participating VRDN Series WF 09 1C, 0.34% (Liquidity Facility Wells Fargo & Co.) (b)(g)	12,450	12,450
Menlo Park Cmnty. Dev. Agcy. Tax (Las Pulgas Cmnty. Dev. Proj.) Series 2006, 0.2%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	14,000	14,000
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Series 2004 A2, 0.1% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	7,100	7,100
Series 2008 A2, 2.75% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	87,750	87,750
Milpitas Multiple-family Rev. (Crossing at Montague Proj.) Series A, 0.33%, LOC Fannie Mae, VRDN (b)(e)	25,000	25,000
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.15%, LOC Bank of America NA, VRDN (b)	33,620	33,620
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2008 E, 0.2%, LOC Bank of America NA, VRDN (b)	18,000	18,000
Olcese Wtr. District Bonds (Rio Bravo Wtr. Delivery Sys. Proj.) Series 1986 A, 0.6% tender 6/10/09, LOC Sumitomo Mitsui Banking Corp., CP mode (e)	5,700	5,700
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 0.33%, LOC Fannie Mae, VRDN (b)(e)	23,500	23,500
(Park Place Apts. Proj.) Series 1989 A, 0.33%, LOC Freddie Mac, VRDN (b)(e)	500	500
(Wood Canyon Villas Proj.) Series 2001 E, 0.33%, LOC Fannie Mae, VRDN (b)(e)	2,275	2,275
Orange County Rfdg. Recovery TRAN 3% 6/30/09	16,300	16,319
Orange County Sanitation District Ctfs. of Prtn.:
Participating VRDN:
Series BA 07 1039, 0.59% (Liquidity Facility Bank of America NA) (b)(g)	4,335	4,335
Series MS 06 2222, 0.23% (Liquidity Facility Wells Fargo & Co.) (b)(g)(h)	15,577	15,577
BAN Series 2008 C, 2.5% 12/10/09	62,115	62,607
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2008 A, 3% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	56,150	56,150
Paramount Hsg. Auth. Multi-family Rev. (Century Place Apts. Proj.) Series 1999 A, 0.33%, LOC Fannie Mae, VRDN (b)(e)	21,000	21,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Peralta Cmnty. College District Gen. Oblig. Participating VRDN Series BA 08 3027X, 0.59% (Liquidity Facility Bank of America NA) (b)(g)	$ 8,080	$ 8,080
Pleasant Hill Redev. Agcy. Multi-family Hsg. Rev. (Chateau III Proj.) Series 2001, 0.39%, LOC Fannie Mae, VRDN (b)(e)	10,355	10,355
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 0.33%, LOC Fannie Mae, VRDN (b)(e)	10,850	10,850
Rancho Wtr. District Fing. Auth. Rev. Series 2008 B, 0.15%, LOC UBS AG, VRDN (b)	1,500	1,500
Richmond Wastewtr. Rev. Series 2008 A, 0.26%, LOC Union Bank of California, VRDN (b)	4,000	4,000
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.09%, LOC Union Bank of California, VRDN (b)	10,400	10,400
Riverside County Gen. Oblig. Series B:
0.55% 6/11/09, LOC Bank of Nova Scotia, New York Agcy., CP	9,900	9,900
0.55% 9/3/09, LOC Bank of Nova Scotia, New York Agcy., CP	12,900	12,900
0.6% 8/13/09, LOC Bank of Nova Scotia, New York Agcy., CP	15,100	15,100
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. (Merrick Engineering, Inc. Proj.) 0.2%, LOC Wells Fargo Bank NA, VRDN (b)(e)	935	935
Riverside County Trans. Commission Sales Tax Rev.:
Series 2005 A:
0.5% 7/10/09, LOC Bank of America NA, CP	22,000	22,000
0.55% 7/9/09, LOC Bank of America NA, CP	14,000	14,000
Series 2005 B, 0.5% 6/10/09, LOC Bank of America NA, CP	10,000	10,000
Riverside Elec. Rev. Series 2008 B, 0.15%, LOC Bank of America NA, VRDN (b)	54,900	54,900
Riverside Indl. Dev. Auth. Indl. Dev. Rev. (Sabert Corp. Proj.) 0.59%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	2,920	2,920
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(California Place Apts. Proj.) Series B, 0.35%, LOC Fannie Mae, VRDN (b)(e)	4,500	4,500
(Deer Park Apts. Proj.) Issue A, 0.33%, LOC Fannie Mae, VRDN (b)(e)	13,200	13,200
(Sun Valley Proj.) Series 2001 F, 0.35%, LOC Fannie Mae, VRDN (b)(e)	3,750	3,750
Sacramento County Sanitation District Fing. Auth. Rev. (Sacramento Reg'l. County Sanitation District Proj.) Series 2008 D, 0.2%, LOC Bank of America NA, VRDN (b)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Hsg. Auth. Multi-family:
(Countrywood Village Apts. Proj.) Series F, 0.33%, LOC Fannie Mae, VRDN (b)(e)	$ 8,225	$ 8,225
(Valencia Point Apts. Proj.) 0.33%, LOC Fannie Mae, VRDN (b)(e)	4,900	4,900
Sacramento Redev. Agcy. Multi-family (18th & L Apts. Proj.) 0.33%, LOC Fannie Mae, VRDN (b)(e)	21,075	21,075
San Bernardino County Multi-family Rev. (Quail Point Apts. Proj.) Series 1990 A, 0.27%, LOC Fannie Mae, VRDN (b)	1,675	1,675
San Diego Cmnty. College District Participating VRDN Series Floaters 09 16Z, 0.34% (Liquidity Facility Wells Fargo & Co.) (b)(g)	10,925	10,925
San Diego County & School District TRAN:
Series 2008 B, 3.5% 6/30/09	12,600	12,618
3.5% 6/30/09	13,000	13,020
San Diego County Ctfs. of Prtn. (Sidney Kimmel Cancer Ctr. Proj.) Series 2005, 0.15%, LOC Bank of America NA, VRDN (b)	7,925	7,925
San Diego County Reg'l. Arpt. Auth. Series 2007 B:
0.6% 6/4/09, LOC Lloyds TSB Bank PLC, CP (e)	9,750	9,750
0.65% 6/4/09, LOC Lloyds TSB Bank PLC, CP (e)	8,750	8,750
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2005 B, 1.25% 6/1/09 (Liquidity Facility Dexia Cr. Local de France), CP	17,000	17,000
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.59% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	6,840	6,840
Series Putters 3028, 0.59% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	8,715	8,715
Series WF 08 29C, 0.37% (Liquidity Facility Wells Fargo & Co.) (b)(g)	7,145	7,145
San Diego Hsg. Auth. Multi-family Hsg.:
(Bay Vista Apts. Proj.) Series A, 0.33%, LOC Fannie Mae, VRDN (b)(e)	4,800	4,800
(Delta Village Apts. Proj.) Series A, 0.5%, LOC Citibank NA, VRDN (b)(e)	6,800	6,800
(Stratton Apts. Proj.) Series 2000 A, 0.33%, LOC Fannie Mae, VRDN (b)(e)	5,000	5,000
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Bonds Series 2009 B, 3% 5/15/10 (a)	23,500	24,064
San Diego Unified School District TRAN Series A, 3% 7/1/09	26,800	26,830
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. Participating VRDN Series BA 08 3041X, 0.59% (Liquidity Facility Bank of America NA) (b)(g)	6,665	6,665
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series 36A, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)(e)	$ 34,750	$ 34,750
Second Series 36B, 0.4%, LOC Union Bank of California, VRDN (b)(e)	40,620	40,620
San Francisco City & County Pub. Util. Commission Wtr. Rev.:
0.38% 6/10/09, LOC Bank of America NA, CP	13,800	13,800
0.4% 7/9/09, LOC Bank of America NA, CP	33,800	33,800
San Francisco City & County Unified School District TRAN Series 2008, 3% 11/25/09	12,500	12,625
San Francisco City and County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008 2, 0.15%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	31,390	31,390
San Gabriel Valley Govt.:
0.5% 8/7/09, LOC Bayerische Landesbank Girozentrale, CP	16,200	16,200
0.6% 6/11/09, LOC Bayerische Landesbank Girozentrale, CP	27,000	27,000
San Jose Fing. Auth. Lease Rev.:
(Civic Ctr. Garage Proj.) Series 2008 B, 0.15%, LOC Bank of America NA, LOC California Teachers Retirement Sys., VRDN (b)	18,290	18,290
(Civic Ctr. Proj.) Series 2008 A, 0.1%, LOC Bank of Nova Scotia, New York Agcy., LOC California Teachers Retirement Sys., VRDN (b)	6,000	6,000
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series 2003 D, 0.33%, LOC Fannie Mae, VRDN (b)(e)	20,715	20,715
(Betty Ann Garens Apts. Proj.) Series 2002 A, 0.5%, LOC Citibank NA, VRDN (b)(e)	7,105	7,105
(El Paseo Apts. Proj.) Series 2002 B, 0.5%, LOC Citibank NA, VRDN (b)(e)	4,845	4,845
(Kennedy Apt. Homes Proj.) Series 2002 K, 0.33%, LOC Fannie Mae, VRDN (b)(e)	9,475	9,475
(Las Ventanas Apts. Proj.) Series 2008 B, 0.33%, LOC Freddie Mac, VRDN (b)	12,950	12,950
San Mateo-Foster City School District BAN Series 2009, 1.75% 3/1/10	10,175	10,256
San Pablo Redev. Agcy. 0.2%, LOC Union Bank of California, VRDN (b)	22,300	22,300
Santa Ana Hsg. Auth. 0.33%, LOC Fannie Mae, VRDN (b)(e)	8,140	8,140
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.15%, LOC Bank of America NA, VRDN (b)	$ 38,000	$ 38,000
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2009 A, 0.07%, LOC Wells Fargo Bank NA, VRDN (b)	7,700	7,700
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 0.55%, LOC Union Bank of California, VRDN (b)(e)	12,045	12,045
Santa Clara County Multi-family Rev. (Garden Grove Apts. Proj.) 0.15%, LOC Fannie Mae, VRDN (b)	1,300	1,300
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 0.33%, LOC Fannie Mae, VRDN (b)(e)	21,650	21,650
(Shaffer Road Apts. Proj.) Series A, 0.33%, LOC Fannie Mae, VRDN (b)(e)	29,925	29,925
Santa Rosa Multi-family Hsg. Rev. (Quail Run Apts./Santa Rosa Hsg. Partners Proj.) Series 1997 A, 0.53%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	2,630	2,630
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, 0.33%, LOC Fannie Mae, VRDN (b)(e)	17,500	17,500
Sonoma County Gen. Oblig. TRAN 3% 10/29/09	67,700	68,157
South Placer Wastewtr. Auth. Rev. Series 2008 A, 0.29%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (b)	27,200	27,200
Southern California Pub. Pwr. Auth. Rev.:
Bonds (Canyon Pwr. Proj.) Series 2008 A, 2.5% 12/2/09	30,000	30,225
(Magnolia Pwr. Proj.) Series 2009-1, 0.1%, LOC KBC Bank NV, VRDN (b)	26,635	26,635
(Palo Verde Proj.) Series 2008 A, 0.11%, LOC JPMorgan Chase Bank, VRDN (b)	13,000	13,000
Univ. of California Revs.:
Participating VRDN:
Series Putters 2496, 0.54% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	2,660	2,660
Series Putters 2497, 0.27% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	825	825
Series Putters 3365, 0.27% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	3,210	3,210
Series Putters 3370, 0.27% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	6,000	6,000
Series A:
0.35% 8/7/09, CP	16,000	16,000
0.45% 7/8/09, CP	11,100	11,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Val Verde Unified School District Ctfs. of Prtn. Series 2008 A, 0.15%, LOC Bank of America NA, VRDN (b)	$ 6,200	$ 6,200
Whittier Gen. Oblig. (Whittier College Proj.) Series 2008, 0.27%, LOC Bank of America NA, VRDN (b)	6,000	6,000
Whittier Health Facilities Rev. (Presbyterian Intercommunity Hosp. Proj.):
Series 2009 B, 0.07%, LOC U.S. Bank NA, Minnesota, VRDN (b)	15,600	15,600
Series 2009 C, 0.15%, LOC U.S. Bank NA, Minnesota, VRDN (b)	10,500	10,500
		4,841,011
Florida - 0.3%
Sunshine State Govt. Fing. Commission Rev. Series L, 1.2% 6/1/09, LOC Dexia Cr. Local de France, CP (e)	15,000	15,000
Georgia - 0.5%
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 C, 3%, LOC Landesbank Baden-Wuert, VRDN (b)	12,000	12,000
Muni. Elec. Auth. of Georgia (Combustion Turbine Proj.) Series 2008 B, 3%, LOC Bayerische Landesbank, VRDN (b)	12,000	12,000
Putnam Dev. Auth. Swr. Facility Rev. (Oconee Crossings Wharf Proj.) 0.65%, LOC Wachovia Bank NA, VRDN (b)(e)	3,725	3,725
		27,725
Kentucky - 0.5%
Kenton County Arpt. Board Spl. Facilities Rev. Series 2003 A, 3.75%, VRDN (b)(e)	25,900	25,900
Louisiana - 0.3%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series ROC II R 10399, 0.54% (Liquidity Facility Citibank NA) (b)(g)	14,700	14,700
Maryland - 0.2%
Chestertown Econ. Dev. Rev. (Washington College Proj.) Series 2008 A, 3%, LOC RBS Citizens NA, VRDN (b)	6,065	6,065
Maryland Health & Higher Edl. Facilities Auth. Rev. (Univ. of Maryland Med. Sys. Proj.) Series 2008 A, 3%, LOC Citizens Bank of Pennsylvania, VRDN (b)	7,000	7,000
		13,065
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 0.3%
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 3%, LOC RBS Citizens NA, VRDN (b)	$ 11,000	$ 11,000
(Masonic Nursing Home, Inc. Proj.) Series 2002, 4.4%, LOC RBS Citizens NA, VRDN (b)	7,000	7,000
		18,000
Michigan - 0.1%
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2006 C, 2.65%, LOC RBS Citizens NA, VRDN (b)	6,100	6,100
Nevada - 0.4%
Clark County Arpt. Rev.:
Series 2008 C1, 3%, LOC Bayerische Landesbank, VRDN (b)(e)	4,900	4,900
Series 2008 D2, 3%, LOC Landesbank Baden-Wuert, VRDN (b)	5,600	5,600
Series 2008 D3, 3%, LOC Bayerische Landesbank, VRDN (b)	12,000	12,000
		22,500
New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Rev. (Havenwood-Heritage Heights Proj.) Series 2006 B, 3.38%, LOC RBS Citizens NA, VRDN (b)	10,000	10,000
North Carolina - 0.0%
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 0.6%, LOC Wachovia Bank NA, VRDN (b)(e)	200	200
Ohio - 0.9%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 B, 3.5%, VRDN (b)(e)	21,200	21,200
Series 2007 C, 3.5%, VRDN (b)(e)	16,000	16,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Club at Spring Valley Apts. Proj.) Series 1996 A, 3.15%, LOC RBS Citizens NA, VRDN (b)(e)	5,000	5,000
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 3%, LOC RBS Citizens NA, VRDN (b)	7,800	7,800
		50,000
Pennsylvania - 0.8%
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 3.1%, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,385	4,385
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (AMC Delancey Traditions of Hershey Partners, LP Proj.) Series 2006, 3%, LOC Citizens Bank of Pennsylvania, VRDN (b)(e)	$ 9,980	$ 9,980
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 2.7%, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,300	4,300
(St. Joseph's Univ. Proj.) Series 2008 B, 2.75%, LOC Citizens Bank of Pennsylvania, VRDN (b)	12,000	12,000
(Student Assoc., Inc. Student Hsg. Proj.) Series 2006 A, 2.7%, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,900	4,900
Philadelphia Auth. for Indl. Dev. Rev. (Philadelphia Museum of Art Proj.) 2.9%, LOC Citizens Bank of Pennsylvania, VRDN (b)	8,000	8,000
		43,565
Puerto Rico - 2.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.54%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	47,800	47,800
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2007 A9, 0.1%, LOC Wachovia Bank NA, VRDN (b)	10,430	10,430
Series 2008 B, 0.18%, LOC Wachovia Bank NA, VRDN (b)	13,300	13,300
TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	16,400	16,436
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	9,100	9,120
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	8,300	8,318
		105,404
Rhode Island - 0.1%
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (Calise & Sons Bakery Proj.) Series 1999, 3.75%, LOC RBS Citizens NA, VRDN (b)(e)	3,635	3,635
Texas - 0.1%
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.53%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - 0.2%
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 3%, LOC Landesbank Baden-Wuert, VRDN (b)	$ 4,700	$ 4,700
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 3%, LOC Landesbank Baden-Wuert, VRDN (b)	6,215	6,215
		10,915
	Shares
Other - 3.4%
Fidelity Municipal Cash Central Fund, 0.41% (c)(d)	182,384,000	182,384
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $5,398,204)		5,398,204
NET OTHER ASSETS - (0.4)%		(19,405)
NET ASSETS - 100%		$ 5,378,799
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $29,327,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Poll. Cont. Fing. Auth. Series 2008 A, 1%, tender 6/1/09	12/3/08	$ 13,750
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 06 2222, 0.23% (Liquidity Facility Wells Fargo & Co.)	12/21/07 - 8/15/08	$ 15,577
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 147
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,398,204	$ -	$ 5,398,204	$ -
Income Tax Information
At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $5,398,204,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® California AMT Tax-Free
Money Market Fund

California AMT Tax-Free Money Market
Institutional Class
Service Class

May 31, 2009

1.802200.105

SCM-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.7%
	Principal Amount (000s)	Value (000s)
Arizona - 0.2%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 2.75%, LOC Landesbank Baden-Wuert, VRDN (b)	$ 2,800	$ 2,800
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,300	3,300
		6,100
California - 91.1%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Point Loma Nazarene Univ. Proj.) Series 2008, 0.1%, LOC Wells Fargo Bank NA, VRDN (b)	11,000	11,000
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 861, 0.39% (Liquidity Facility Citibank NA) (b)(f)	4,175	4,175
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 06 83 Class A, 0.34% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	62,485	62,485
Series Putters 3293, 0.27% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,500	2,500
Series Putters 3434, 0.27% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,775	5,775
Berkeley Gen. Oblig. TRAN 4% 10/29/09	5,000	5,035
California Cmntys. Note Prog. TRAN:
Series 2008 A3, 3% 6/30/09	12,150	12,163
Series 2008 A4, 3% 6/30/09	10,400	10,411
California Dept. of Wtr. Resources Central Valley Proj. Rev. Bonds Series AF, 2% 12/1/09	15,490	15,604
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Bonds Series 2002 A, 5.25% 5/1/10	4,100	4,274
Series 2002 B1, 0.2%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (b)	102,000	102,000
Series 2002 C10, 0.2%, LOC Landesbank Hessen-Thuringen, VRDN (b)	20,270	20,270
Series 2002 C11, 0.13%, LOC KBC Bank NV, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	45,765	45,765
Series 2002 C12, 0.2%, LOC Landesbank Hessen-Thuringen, VRDN (b)	21,500	21,500
Series 2002 C4, 0.15%, LOC JPMorgan Chase Bank, LOC California Teachers Retirement Sys., VRDN (b)	94,000	94,000
Series 2002 C8, 1.75%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	4,500	4,500
Series 2005 G1, 0.1%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	960	960
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN:
Series BA 08 3031X, 0.29% (Liquidity Facility Bank of America NA) (b)(f)	$ 3,500	$ 3,500
Series BBT 08 28, 0.21% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	7,270	7,270
California Econ. Dev. Fing. Auth. Rev. (KQED, Inc. Proj.) Series 1996, 0.15%, LOC Wells Fargo Bank NA, VRDN (b)	1,025	1,025
California Econ. Recovery Bonds:
Series 2004 A:
5% 7/1/09	12,820	12,858
5.25% 1/1/10	14,680	15,030
Series 2008 A:
3% 7/1/09	3,000	3,004
5% 7/1/09	8,000	8,023
California Edl. Facilities Auth. Rev.:
Participating VRDN:
Series BA 08 1207, 0.29% (Liquidity Facility Bank of America NA) (b)(f)	2,230	2,230
Series BBT 2014, 0.21% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	2,240	2,240
Series DB 373, 0.22% (Liquidity Facility Deutsche Bank AG) (b)(f)	4,822	4,822
Series Putters 2495, 0.27% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,595	1,595
Series SGB 45, 0.4% (Liquidity Facility Societe Generale) (b)(f)	5,000	5,000
Participating VRDN Series Floaters 08 38C, 0.34% (Liquidity Facility Wells Fargo & Co.) (b)(f)	15,525	15,525
California Gen. Oblig.:
Bonds 5.5% 9/1/29 (Pre-Refunded to 9/1/09 @ 101) (e)	10,000	10,186
Participating VRDN:
Series MS 06 2178, 0.23% (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	8,587	8,587
Series ROC II R 11402, 0.49% (Liquidity Facility Citibank NA) (b)(f)	4,800	4,800
Series Solar 06 11, 0.23% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	22,750	22,750
Series 2003 A3, 0.2%, LOC WestLB AG, LOC JPMorgan Chase Bank, VRDN (b)	10,000	10,000
Series 2003 B1, 0.1%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (b)	6,800	6,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2003 B4, 0.1%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (b)	$ 26,400	$ 26,400
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2005 I, 0.1%, LOC Bank of America NA, VRDN (b)	1,600	1,600
(Kaiser Permanente Health Sys. Proj.) Series 2006 C, 0.1%, VRDN (b)	31,665	31,665
California Infrastructure & Econ. Dev. Bank Rev.:
Bonds (J. Paul Getty Trust Co. Proj.) Series 2003 B, 0.7% tender 12/3/09, CP mode	3,000	3,000
(California Academy of Sciences Proj.):
Series 2008 A, 0.15%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,200	6,200
Series 2008 C, 0.15%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	4,700	4,700
Series 2008 E:
0.15%, LOC Northern Trust Co., Chicago, VRDN (b)	5,200	5,200
0.15%, LOC Wells Fargo Bank NA, VRDN (b)	6,000	6,000
(Orange County Performing Arts Ctr. Proj.) Series 2008 B, 0.1%, LOC Wells Fargo Bank NA, VRDN (b)	15,000	15,000
(RAND Corp. Proj.) Series 2008 A, 0.15%, LOC Bank of America NA, VRDN (b)	10,100	10,100
(The American Nat'l. Red Cross Proj.) Series 2008, 0.15%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,500	6,500
California Muni. Fin. Auth. Rev. (La Sierra Univ. Proj.):
Series 2008 A, 0.2%, LOC Wells Fargo Bank NA, VRDN (b)	3,000	3,000
Series 2008 B, 0.2%, LOC Wells Fargo Bank NA, VRDN (b)	1,000	1,000
California Pub. Works Board Lease Rev. Participating VRDN Series BA 08 1065, 0.29% (Liquidity Facility Bank of America NA) (b)(f)	5,593	5,593
California State Univ. Rev. Series 2001 A, 0.6% 6/3/09, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	8,000	8,000
California Statewide Cmntys. Dev. Auth. Rev.:
(Childrens Hosp. Los Angeles Proj.):
Series 2008 B, 0.15%, LOC Bank of America NA, VRDN (b)	16,000	16,000
Series 2008 C, 0.2%, LOC Bank of America NA, VRDN (b)	17,000	17,000
(Cottage Health Sys. Obligated Group Proj.):
Series 2008 C, 0.13%, LOC Wells Fargo Bank NA, VRDN (b)	25,000	25,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Cottage Health Sys. Obligated Group Proj.):
Series 2008 D, 0.13%, LOC Wells Fargo Bank NA, VRDN (b)	$ 47,000	$ 47,000
(John Muir Med. Ctr. Proj.) Series 2008 C, 0.15%, LOC Wells Fargo Bank NA, VRDN (b)	5,500	5,500
(Kaiser Permanente Health Sys. Proj.):
Series 2002 B, 0.1%, VRDN (b)	12,000	12,000
Series 2004 M, 0.1%, VRDN (b)	62,280	62,280
Series 2008 A, 0.1%, VRDN (b)	14,000	14,000
(Los Angeles County Museum of Art Proj.) Series 2008 C, 0.1%, LOC Wells Fargo Bank NA, VRDN (b)	24,520	24,520
(Univ. Retirement Cmnty. at Davis Proj.) Series 2003, 0.2%, LOC Bank of America NA, VRDN (b)	4,200	4,200
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series 2006 A, 0.1%, VRDN (b)	31,720	31,720
Contra Costa Trans. Auth. Rev. Series A, 0.55% 7/9/09, LOC Bank of America NA, CP	6,500	6,500
Contra Costa Wtr. District Wtr. Rev. Participating VRDN Series ROC II R 11410, 0.49% (Liquidity Facility Citibank NA) (b)(f)	2,600	2,600
East Bay Muni. Util. District Wastewtr. Sys. Rev. Series 2008 A, 0.1% (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	4,000	4,000
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN:
Series EGL 7 05 0045, 0.49% (Liquidity Facility Citibank NA) (b)(f)	7,900	7,900
Series ROC II R 10397, 0.49% (Liquidity Facility Citibank NA) (b)(f)	3,980	3,980
Series 2008 B2, 2% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	16,000	16,000
Series 2008 B3, 1.5% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	100	100
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series Putters 3220, 0.27% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,585	1,585
Fremont Gen. Oblig. TRAN 3% 9/29/09	12,700	12,754
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Participating VRDN:
Series Putters 2091, 0.49% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	21,065	21,065
Series ROC II R 11442, 0.44% (Liquidity Facility Citibank NA) (b)(f)	8,300	8,300
Grand Terrace Cmnty. Redev. (Mount Vernon Villas Proj.) 0.15%, LOC Fannie Mae, VRDN (b)	1,200	1,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Grossmont-Cuyamaca Cmnty. College District Participating VRDN Series WF 08 31Z, 0.34% (Liquidity Facility Wells Fargo & Co.) (b)(f)	$ 11,450	$ 11,450
Irvine Impt. Bond Act of 1915 (Assessment District #89-10 Proj.) 0.22%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)	6,130	6,130
Irvine Ranch Wtr. District Rev. (District #105 Impt. Proj.) Series 2008 B, 2.5%, LOC Landesbank Baden-Wuert, VRDN (b)	10,965	10,965
Irvine Unified School District Cmnty. Facilities District 0.2%, LOC Bank of America NA, VRDN (b)	5,100	5,100
Kern County Gen. Oblig. TRAN 3% 6/30/09	25,000	25,027
Los Angeles Cmnty. College District Participating VRDN:
Series Putters 2864, 0.59% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,785	4,785
Series Putters 3287, 0.27% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,500	4,500
Series ROC II R 12014, 0.39% (Liquidity Facility Citibank NA) (b)(f)	19,800	19,800
Series WF 09 8C, 0.34% (Liquidity Facility Wells Fargo & Co.) (b)(f)	11,200	11,200
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Promenade Towers Proj.) Series 2000, 0.15%, LOC Freddie Mac, VRDN (b)	24,510	24,510
Los Angeles County Gen. Oblig.:
TRAN Series A, 3% 6/30/09	22,000	22,024
0.4% 6/5/09, LOC WestLB AG, LOC Bayerische Landesbank Girozentrale, CP	31,900	31,900
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev.:
(Malibu Meadows II Proj.) Series 1998 C, 0.15%, LOC Fannie Mae, VRDN (b)	1,300	1,300
(Malibu Meadows Proj.) Series 1998 B, 0.15%, LOC Fannie Mae, VRDN (b)	1,800	1,800
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Participating VRDN Series EGL 03 27, 0.49% (Liquidity Facility Citibank NA) (b)(f)	9,900	9,900
Los Angeles Dept. Arpt. Rev. Series 2002 C1, 0.15%, LOC BNP Paribas SA, VRDN (b)	10,900	10,900
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series BA 08 3040X, 0.59% (Liquidity Facility Bank of America NA) (b)(f)	6,665	6,665
Series EGL 06 10 Class A, 0.49% (Liquidity Facility Citibank NA) (b)(f)	15,950	15,950
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev.: - continued
Participating VRDN:
Series EGL 7 05 3026, 0.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	$ 81,100	$ 81,100
Series Putters 1272, 0.54% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,605	3,605
Series Putters 1302Z, 0.59% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,995	7,995
Series Putters 3327, 0.27% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,495	7,495
Series ROC II R 500, 0.49% (Liquidity Facility Citibank NA) (b)(f)	11,600	11,600
Series 2001 B7, 0.1% (Liquidity Facility Royal Bank of Canada) (Liquidity Facility California Pub. Employees' Retirement Sys.), VRDN (b)	6,000	6,000
Series 2002 A2, 0.08% (Liquidity Facility JPMorgan Chase Bank) (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	2,700	2,700
Series 2002 A8, 0.08% (Liquidity Facility JPMorgan Chase Bank) (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	10,500	10,500
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series EGL 06 0044, 0.49% (Liquidity Facility Citibank NA) (b)(f)	9,300	9,300
Series EGL 06 0067, 0.49% (Liquidity Facility Citibank NA) (b)(f)	20,500	20,500
Series EGL 06 34 Class A, 0.49% (Liquidity Facility Citibank NA) (b)(f)	14,000	14,000
Series Putters 3309, 0.27% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000	5,000
Series Solar 06 48, 0.15% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	15,535	15,535
Los Angeles Gen. Oblig. TRAN 3% 6/30/09	96,300	96,408
Los Angeles Hsg. Auth. Multi-family Hsg. Rev. (Meadowridge Apt. Proj.) Series 1994 B, 0.18%, LOC Fannie Mae, VRDN (b)	3,905	3,905
Los Angeles Muni. Impt. Corp. Lease Rev. Participating VRDN Series PZ 158, 0.26% (Liquidity Facility Wells Fargo & Co.) (b)(f)	7,950	7,950
Los Angeles Unified School District:
Participating VRDN:
Series BA 08 1049, 0.59% (Liquidity Facility Bank of America NA) (b)(f)	22,800	22,800
Series BA 08 1069, 0.59% (Liquidity Facility Bank of America NA) (b)(f)	795	795
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District: - continued
Participating VRDN:
Series EGL 06 88 Class A, 0.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	$ 4,515	$ 4,515
Series EGL 07 0061, 0.49% (Liquidity Facility Citibank NA) (b)(f)	9,625	9,625
Series EGL 07 0155, 0.49% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	6,600	6,600
Series ROC II R 12052, 0.49% (Liquidity Facility Citibank NA) (b)(f)	12,000	12,000
TRAN Series A, 3% 7/30/09	42,000	42,099
Los Angeles Wastewtr. Sys. Rev.:
Participating VRDN:
Series EGL 7 05 3003, 0.49% (Liquidity Facility Citibank NA) (b)(f)	29,500	29,500
Series Putters 2254, 0.59% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,790	5,790
Series 2008 A, 0.1%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	19,000	19,000
Series 2008 F1, 0.15%, LOC Bank of America NA, VRDN (b)	68,510	68,510
Series 2008 F2, 0.15%, LOC Bank of America NA, VRDN (b)	15,540	15,540
Marin Cmnty. College District Gen. Oblig. Participating VRDN Series WF 09 1C, 0.34% (Liquidity Facility Wells Fargo & Co.) (b)(f)	7,300	7,300
Menlo Park Cmnty. Dev. Agcy. Tax (Las Pulgas Cmnty. Dev. Proj.) Series 2006, 0.2%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	8,500	8,500
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Participating VRDN:
Series BA 08 1062, 0.29% (Liquidity Facility Bank of America NA) (b)(f)	6,525	6,525
Series BA 08 1087, 0.29% (Liquidity Facility Bank of America NA) (b)(f)	4,375	4,375
Series 2000 B2, 0.1% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), VRDN (b)	22,500	22,500
Series 2008 A2, 2.75% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	96,485	96,485
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.15%, LOC Bank of America NA, VRDN (b)	29,500	29,500
Morgan Hill Redev. Agcy. Tax (Ojo de Agua Redev. Proj.) Series 2008 A, 0.17%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	2,965	2,965
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Apt. Dev. Rev.:
(Aliso Creek Proj.) Series 1992 B, 0.06%, LOC Freddie Mac, VRDN (b)	$ 22,500	$ 22,500
(Riverbend Apts. Proj.) Series 1999 B, 0.15%, LOC Freddie Mac, VRDN (b)	27,700	27,700
Orange County Rfdg. Recovery TRAN 3% 6/30/09	13,700	13,716
Orange County Sanitation District Ctfs. of Prtn.:
Participating VRDN:
Series BA 07 1039, 0.59% (Liquidity Facility Bank of America NA) (b)(f)	4,000	4,000
Series ROC II R 11304, 0.49% (Liquidity Facility Citibank NA) (b)(f)	14,435	14,435
BAN Series 2008 C, 2.5% 12/10/09	40,000	40,317
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2008 A, 3% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	53,550	53,550
Peralta Cmnty. College District Gen. Oblig. Participating VRDN Series BA 08 3032X, 0.59% (Liquidity Facility Bank of America NA) (b)(f)	3,490	3,490
Rancho Wtr. District Fing. Auth. Rev.:
Participating VRDN Series BA 08 3024X, 0.59% (Liquidity Facility Bank of America NA) (b)(f)	7,140	7,140
Series 2008 B, 0.15%, LOC UBS AG, VRDN (b)	5,250	5,250
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.09%, LOC Union Bank of California, VRDN (b)	6,600	6,600
Riverside County Gen. Oblig. Series B:
0.35% 9/2/09, LOC Bank of Nova Scotia, New York Agcy., CP	6,522	6,522
0.55% 6/11/09, LOC Bank of Nova Scotia, New York Agcy., CP	11,093	11,093
0.55% 9/3/09, LOC Bank of Nova Scotia, New York Agcy., CP	4,190	4,190
0.6% 8/13/09, LOC Bank of Nova Scotia, New York Agcy., CP	9,500	9,500
Riverside County Trans. Commission Sales Tax Rev. Series 2005 A, 0.55% 7/9/09, LOC Bank of America NA, CP	5,000	5,000
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.15%, LOC Bank of America NA, VRDN (b)	20,500	20,500
Riverside Elec. Rev. Series 2008 B, 0.15%, LOC Bank of America NA, VRDN (b)	2,100	2,100
Sacramento County Sanitation District Fing. Auth. Rev.:
Participating VRDN Series Putters 2821, 0.59% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	6,620	6,620
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento County Sanitation District Fing. Auth. Rev.: - continued
(Sacramento Reg'l. County Sanitation District Proj.):
Series 2008 A, 0.2%, LOC Bank of America NA, VRDN (b)	$ 4,400	$ 4,400
Series 2008 B, 0.2%, LOC Bank of America NA, VRDN (b)	6,000	6,000
Series 2008 D, 0.2%, LOC Bank of America NA, VRDN (b)	19,990	19,990
San Bernardino County Multi-family Rev. (Evergreen Apts. Proj.) Series 1999 A, 0.15%, LOC Fannie Mae, VRDN (b)	16,600	16,600
San Diego County & School District TRAN Series 2008 B, 3.5% 6/30/09	11,000	11,016
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2005 B, 1.25% 6/1/09 (Liquidity Facility Dexia Cr. Local de France), CP	8,500	8,500
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Bonds Series 2009 B, 3% 5/15/10 (a)	13,010	13,322
San Diego Unified School District:
Participating VRDN Series SGA 01 120, 0.39% (Liquidity Facility Societe Generale) (b)(f)	22,565	22,565
TRAN Series A, 3% 7/1/09	23,200	23,226
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series Putters 3161, 0.27% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	16,660	16,660
San Francisco City & County Gen. Oblig.:
Bonds (Laguna Honda Hosp. Proj.) Series 2005 A, 5% 6/15/10	6,520	6,819
Participating VRDN Series BA 08 3318, 0.64% (Liquidity Facility Bank of America NA) (b)(f)	2,500	2,500
San Francisco City & County Pub. Util. Commission Wtr. Rev.:
0.38% 6/10/09, LOC Bank of America NA, CP	7,700	7,700
0.4% 7/9/09, LOC Bank of America NA, CP	27,200	27,200
San Francisco County Trans. Auth.:
Series 2004 A, 0.5% 6/22/09 (Liquidity Facility Landesbank Baden-Wuert), CP	7,500	7,500
Series 2004 B, 0.6% 6/3/09 (Liquidity Facility Landesbank Baden-Wuert), CP	10,000	10,000
San Francisco Student Finl. Auth. Participating VRDN Series Solar 06 97, 0.23% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	17,695	17,695
San Gabriel Valley Govt.:
0.5% 8/7/09, LOC Bayerische Landesbank Girozentrale, CP	9,800	9,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Gabriel Valley Govt.: - continued
0.6% 6/11/09, LOC Bayerische Landesbank Girozentrale, CP	$ 15,500	$ 15,500
San Mateo-Foster City School District BAN Series 2009, 1.75% 3/1/10	6,300	6,350
San Pablo Redev. Agcy. 0.2%, LOC Union Bank of California, VRDN (b)	13,700	13,700
San Ramon Valley Union School District TRAN Series 2008, 3.25% 11/17/09	20,000	20,180
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.15%, LOC Bank of America NA, VRDN (b)	26,850	26,850
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2009 A, 0.07%, LOC Wells Fargo Bank NA, VRDN (b)	2,700	2,700
Santa Cruz County Redev. Agcy. Participating VRDN Series Solar 06 31, 0.21% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	7,400	7,400
Sequoia Union High School District TRAN 2.5% 6/30/09	17,000	17,011
Sonoma County Gen. Oblig. TRAN 3% 10/29/09	47,300	47,619
South Placer Wastewtr. Auth. Rev.:
Series 2008 A, 0.29%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (b)	9,200	9,200
Series 2008 B, 0.29%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (b)	3,900	3,900
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-1, 0.1%, LOC KBC Bank NV, VRDN (b)	14,900	14,900
State Ctr. Cmnty. College District Participating VRDN Series Putters 1972, 0.59% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,585	4,585
Tustin Impt. Board Act 1915 (Reassessment District No. 95 Proj.) Series 2A, 0.2%, LOC Bank of New York, New York, VRDN (b)	8,269	8,269
Univ. of California Revs.:
Participating VRDN:
Series EGL 7050006 Class A, 0.49% (Liquidity Facility Citibank NA) (b)(f)	4,890	4,890
Series Putters 2475, 0.27% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,170	1,170
Series Putters 3368, 0.27% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,275	6,275
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.: - continued
Participating VRDN:
Series Solar 06 39, 0.23% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	$ 10,090	$ 10,090
Series A:
0.35% 8/7/09, CP	1,000	1,000
0.45% 7/8/09, CP	6,900	6,900
Ventura County Gen. Oblig. TRAN 3.5% 7/1/09	30,000	30,046
Western Muni. Wtr. District Facilities Auth. Wtr. Rev. Series 2009 A, 0.15%, LOC U.S. Bank NA, Minnesota, VRDN (b)	12,000	12,000
Whittier Gen. Oblig. (Whittier College Proj.) Series 2008, 0.27%, LOC Bank of America NA, VRDN (b)	11,000	11,000
		2,766,498
Georgia - 0.6%
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 0.3%, LOC Fannie Mae, VRDN (b)	1,225	1,225
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Winterscreek Apt. Proj.) 0.35%, LOC Fannie Mae, VRDN (b)	2,300	2,300
Fulton County Hosp. Auth. Rev. (Northside Hosp. Proj.) Series 2003 B, 0.28%, LOC Wachovia Bank NA, VRDN (b)	5,995	5,995
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 E, 3%, LOC Landesbank Baden-Wuert, VRDN (b)	8,500	8,500
		18,020
Indiana - 0.1%
Hamilton Southeastern Indiana Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	1,525	1,525
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.32%, LOC Royal Bank of Scotland PLC, VRDN (b)	2,000	2,000
		3,525
Louisiana - 0.2%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	5,000	5,000
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.4%, LOC KBC Bank NV, VRDN (b)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 0.7%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series DCL 08 26, 1% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	$ 11,455	$ 11,455
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 D, 1.8% (Liquidity Facility Bayerische Landesbank), VRDN (b)	9,000	9,000
		20,455
Michigan - 0.5%
Grand Valley Michigan State Univ. Rev. Series 2008 B, 3%, LOC RBS Citizens NA, VRDN (b)	10,600	10,600
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2006 C, 2.65%, LOC RBS Citizens NA, VRDN (b)	3,400	3,400
		14,000
North Carolina - 0.3%
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, 0.3% (Liquidity Facility Wachovia Bank NA), VRDN (b)	8,600	8,600
Pennsylvania - 1.6%
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	8,850	8,850
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 3.1%, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,330	4,330
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 2.7%, LOC Citizens Bank of Pennsylvania, VRDN (b)	7,400	7,400
(St. Joseph's Univ. Proj.) Series 2008 B, 2.75%, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,000	4,000
(Student Assoc., Inc. Student Hsg. Proj.) Series 2006 A, 2.7%, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,800	2,800
Philadelphia Auth. for Indl. Dev. Rev.:
(Philadelphia Museum of Art Proj.) 2.9%, LOC Citizens Bank of Pennsylvania, VRDN (b)	10,000	10,000
(William Penn Charter School Proj.) Series 2008, 0.34%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,400	3,400
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.32%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,275	3,275
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.) Series 2000 C, 0.32% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	6,200	6,200
		50,255
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - 1.1%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2007 A7, 0.2%, LOC UBS AG, VRDN (b)	$ 9,600	$ 9,600
TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	11,300	11,325
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	6,300	6,314
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	5,700	5,713
		32,952
South Carolina - 0.1%
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.3%, LOC Wachovia Bank NA, VRDN (b)	4,830	4,830
Virginia - 0.3%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 D, 0.28%, LOC Wachovia Bank NA, VRDN (b)	6,095	6,095
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D2, 0.2%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,000	4,000
		10,095
Wisconsin - 0.1%
Wisconsin Health & Edl. Facilities Auth. Rev. (Lutheran College Proj.) 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,570	4,570
	Shares
Other - 1.6%
Fidelity Tax-Free Cash Central Fund, 0.24% (c)(d)	49,742,000	49,742
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $2,999,642)		2,999,642
NET OTHER ASSETS - 1.3%		38,200
NET ASSETS - 100%		$ 3,037,842
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,587,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Gen. Oblig. Participating VRDN Series MS 06 2178, 0.23% (Liquidity Facility Wells Fargo & Co.)	12/12/07	$ 8,587
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 37
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investmen Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,999,642	$ -	$ 2,999,642	$ -
Income Tax Information
At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $2,999,642,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2009